Annual Total Returns [BarChart] - SFT T. Rowe Price Value Fund - SFT T. Rowe Price Value Fund	May 01, 2021
Bar Chart Table:
Annual Return 2015	(2.02%)
Annual Return 2016	10.65%
Annual Return 2017	18.61%
Annual Return 2018	(9.80%)
Annual Return 2019	25.86%
Annual Return 2020	10.06%